Supplement to the current prospectus

MFS(R) Global Total Return Fund

Effective February 1, 2010, the Portfolio Manager section of the Prospectus is hereby restated as follows:

Portfolio Manager(s)

Information regarding the portfolio managers of the fund is set forth below. Further information regarding the fund's portfolio managers, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund unless otherwise specified.

-------------------- -------------- ---------- -----------------------------
Portfolio Manager    Primary Role   Since      Title and Five Year History
-------------------- -------------- ---------- -----------------------------
-------------------- -------------- ---------- -----------------------------
Nevin P. Chitkara    Equity         2006       Investment Officer of MFS;
                     Portfolio                 employed in the investment
                     Manager                   area of MFS since 1997.
-------------------- -------------- ---------- -----------------------------
-------------------- -------------- ---------- -----------------------------
Steven R. Gorham     Equity         2000       Investment Officer of MFS;
                     Portfolio                 employed in the investment
                     Manager                   area of MFS since 1992.
-------------------- -------------- ---------- -----------------------------
-------------------- -------------- ---------- -----------------------------
Benjamin Stone       Equity         April      Investment Officer of MFS;
                     Portfolio      2009       employed in the investment
                     Manager                   area of MFS since 2005;
                                               Research analyst at
                                               Schroders Investment
                                               Management from 1997 to
                                               2005.
-------------------- -------------- ---------- -----------------------------
-------------------- -------------- ---------- -----------------------------
Erik S. Weisman      Debt           2005       Investment Officer of MFS;
                     Securities                employed in the investment
                     Portfolio                 area of MFS since 2002.
                     Manager
-------------------- -------------- ---------- -----------------------------
-------------------- -------------- ---------- -----------------------------
Barnaby Wiener       Equity         2003       Investment Officer of MFS;
                     Portfolio                 employed in the investment
                     Manager                   area of MFS since 1998.
-------------------- -------------- ---------- -----------------------------
-------------------- -------------- ---------- -----------------------------
Richard O. Hawkins   Debt           February   Investment Officer of MFS;
                     Securities     2010       employed in the investment
                     Portfolio                 area of MFS since 1988.
                     Manager
-------------------- -------------- ---------- -----------------------------


                The date of this supplement is December 15, 2009.